Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Subsequent Events

Note 14 — Subsequent Events

The Company has evaluated its subsequent events from June 30, 2025, through the date these condensed consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these condensed consolidated financial statements other than the items noted below.

On November 7, 2022, the Company entered into the Merger Agreement with NorthView, and on July 11, 2025, the Business Combination closed. In accordance with the terms and subject to the conditions of the Merger Agreement, at Closing, each share of issued and outstanding Profusa Common Stock was converted into a number of shares of New Profusa Common Stock, based on the Exchange Ratio that reflects an equity valuation of Profusa of $155,000,000 (as adjusted for the Incentive Equity Value, the Private Placement Value and the Aggregate Company Incentive Amount), divided by an assumed value of New Profusa Common Stock of $10.00 per share.

The total consideration received by Profusa Security Holders at the Closing of the transactions contemplated by the Merger Agreement is the newly issued shares of Common Stock and securities convertible or exchangeable for newly issued shares of Common Stock with an aggregate value equal $255,958,617, with each Profusa Stockholder receiving for each share of Profusa Common Stock held (after giving effect to the exchange or conversion of all outstanding Profusa Preferred Stock for shares of Profusa Common Stock and treating all vested in-the-money Profusa Convertible Securities (including, on a net exercise basis, all vested qualified Profusa Options) as if such securities had been exercised as of immediately prior to the Merger, but excluding all unvested Profusa Options) a number of shares of Common Stock equal to a conversion ratio of approximately 0.34. As a result, the Profusa Security Holders received an aggregate of 25,595,862 shares of newly issued Common Stock as Merger Consideration.

The Business Combination was accounted for as a reverse capitalization in accordance with GAAP. Profusa was deemed the accounting predecessor of the combined business, and New Profusa is the successor SEC registrant, meaning that Profusa’s financial statements for previous periods will be disclosed in the registrant’s future periodic reports filed with the SEC.

As of June 30, 2025, the Company had outstanding Profusa Preferred Stock of 17,863,934 shares, common stock of 6,984,666 shares which are made up of 5,604,651 common shares outstanding and 1,380,015 shares of common stock from in-substance nonrecourse promissory notes, and fully vested options outstanding and exercisable of 2,364,814 shares. These shares were fully converted at the completion of the Business Combination. Additionally, as of June 30, 2025, the Convertible Notes of $19.5 million and Senior Convertibles Notes of $27.9 million were converted in full at the closing of the Business Combination.

From June 30, 2025 through the closing of the Business Combination, options continued to vest on normal vesting schedules, and interest continued to accrue on the notes. Upon completing the Business Combination on July 11, 2025, all outstanding Profusa Preferred Stock of 17,863,934 shares, common stock of 6,984,666 shares, were converted into New Profusa at an exchange ratio of .3459 for 6,178,315 shares from Profusa Preferred Stock, and 2,415,67 shares of Common Stock of which 1,938,392 were from common shares outstanding and 477,284 were from common shares issued from the in-substance nonrecourse promissory notes. Additionally, 2.3 million outstanding options which were vested or expected to vest were rolled over from Profusa into New Profusa outstanding options at an exchange rate of .3459.

In addition, the following convertible notes were converted into New Profusa Common Stock based on the principal and accrued interest as of July 11, 2025. Convertible Notes with an outstanding balance of $19.6 million in principal and accrued interest converted into 2,801,697 shares of New Profusa at $7.00/share, Senior Convertible Notes with an outstanding balance of $20.8 million in principal and accrued interest converted into 5,189,138 shares of New Profusa at $4.00/share, Senior Convertible Bridge Notes of $3.1 million in principal and accrued interest were repaid in cash in the amount of $0.25 million with the remaining $2.85 million converted into 1,277,162 shares of New Profusa at $2.22/share, Senior Secured Convertible Notes of $2.8 million in principal and accrued interest converted into 5,542,261 shares of New Profusa at $0.50/share. Of the 5,542,261 New Profusa shares issued to Senior Secured Note holders, 710,220 shares were contributed by the Sponsor. As part of the initial shares at closing, the Incentive Equity Value of $29,018,330 was converted to shares at $10 per share for 2,901,833 shares allocated to the merger consideration, as defined in the Business Combination Amendment No. 4.

On July 28, 2025, the Company entered into the Purchase Agreement and a related registration rights agreement (the “ELOC Registration Rights Agreement”), with Ascent (“Purchaser”). Pursuant to the terms and conditions set forth in the Purchase Agreement, the Company may issue and sell to Ascent, shares of its common stock for an aggregate purchase price of up to $100 million, subject to certain limitations and conditions.

Under the Purchase Agreement, the Company may deliver advance notices to the Purchaser to request the purchase of shares of common stock, with each closing to occur on a trading day following the end of a 10 or fewer trading day valuation period commencing on the trading date immediately following the delivery of the Advance Notice, or as determined by the Purchaser. The purchase price per share at each Closing will be equal to 97% of the lowest volume-weighted average price (“VWAP”) of the Company’s common stock during the applicable valuation period, subject to a floor price and other adjustments as set forth in the Purchase Agreement. The maximum purchase price at any single Closing is limited to the lower of (a) $5.0 million or (b) 100% of the average daily traded value of the common stock for the five trading days immediately preceding such Closing.

The net proceeds from sales that the Company makes to Ascent under the Purchase Agreement, will depend on the frequency and prices at which the Company sells shares of Common Stock. We expect that any proceeds received from sales of Common Stock to Ascent will be used solely for the purchase of Bitcoin (which can be used for debt repayment) provided that the Company’s cash balance on the date of the applicable sale exceeds $5.0 million. If the cash balance is less than $5.0 million, proceeds to the Company shall be allocated first to bring the balance to $5.0 million and the remaining proceeds to purchase Bitcoin. As of the filing date of these June 30, 2025 financial statements, the Company has purchased $1.0 million of Bitcoin as part of the Company’s ongoing treasury strategy.

Note 15 — Subsequent Events

The Company has evaluated its subsequent events from December 31, 2024, through the date these consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these consolidated financial statements other than the items noted below.

On various dates in February and March 2025, the Company received an aggregate amount of $0.8 million from the issuance of Senior Secured Convertible Notes which are expected to be converted in 2025 upon the closing of the Company’s Qualified Financing transaction. These subsequent notes issued in 2025 are on similar terms as all other Senior Secured Convertible Notes in issued in 2024.

NorthView Acquisition Corp [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based on the Company’s review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, other than as previously disclosed, and as described below.

Consummation of Business Combination

On July 11, 2025, the Company, consummated its previously announced Business Combination Profusa, pursuant to that certain Merger Agreement and Plan of Reorganization, dated as of November 7, 2022 (as the same has been amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), between the Company, Profusa, and NV Profusa Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of the Company (“Merger Sub” and, collectively, the “Parties”). The consummation of the Business Combination involved the merger (the “Merger”) of Merger Sub with and into Profusa, pursuant to which, at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), the separate corporate existence of Merger Sub ceased, with Profusa as the surviving corporation becoming a wholly-owned subsidiary of the Company, pursuant to the terms of the Merger Agreement and in accordance with the DGCL. As a result of the Business Combination, the Company owns 100% of the outstanding common stock of Profusa. In connection with the closing of the Business Combination, the Company changed its name from “NorthView Acquisition Corporation” to “Profusa, Inc.”

Securities Purchase Agreement

On July 28, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Ascent Partners Fund LLC (the “Purchaser”). Pursuant to the terms and conditions set forth in the Purchase Agreement, the Company may, from time to time and at its discretion, issue and sell to the Purchaser shares of its common stock (the “Purchased Securities”) for an aggregate purchase price of up to $100,000,000 (the “Maximum Aggregate Purchase Price”), subject to certain limitations and conditions described below.

Under the Purchase Agreement, the Company may deliver advance notices (each, an “Advance Notice”) to the Purchaser to request the purchase of shares of common stock, with each closing (a “Closing”) to occur on a trading day following the end of a 10 or fewer trading day valuation period commencing on the trading date immediately following the delivery of the Advance Notice, or as determined by the Purchaser. The purchase price per share at each Closing will be equal to 97% of the lowest volume-weighted average price (“VWAP”) of the Company’s common stock during the applicable valuation period, subject to a floor price and other adjustments as set forth in the Purchase Agreement. The maximum purchase price at any single Closing is limited to the lower of (a) $5,000,000 or (b) 100% of the average daily traded value of the common stock for the five trading days immediately preceding such Closing.

The Purchase Agreement contains certain limitations, including that the aggregate number of shares issued under the Purchase Agreement may not exceed the number of shares registered under the applicable registration statement or the exchange cap (generally 19.9% of the Company’s outstanding common stock as of the effective date), unless stockholder approval is obtained or as otherwise permitted by the rules of the principal trading market. In addition, the Purchaser’s beneficial ownership of the Company’s common stock is limited to 9.99% of the outstanding shares immediately after giving effect to any issuance.

The Purchase Agreement also provides for the issuance of a warrant to the Purchaser for the purchase of 900,000 shares of common stock, and includes a Registration Rights Agreement, Lock-Up Agreements from the Company’s officers and directors, and a Transfer Agent Instruction Letter. The Company is required to reserve sufficient shares of common stock to satisfy its obligations under the Purchase Agreement and to maintain the listing of its common stock on its principal trading market.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based on the Company’s review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements other than as previously disclosed, and as described below.

On February 11, 2025, the Company entered into a securities purchase agreement (the “SPA”) with an institutional investor (the “Investor”). Pursuant to the SPA, the Investor is expected, subject to the conditions relating to such purchase set forth in the SPA, to purchase from the Company senior secured convertible promissory notes in an aggregate principal amount of up to $22,222,222 (the “Convertible Notes”) for a purchase price of up to $20,000,000, after a 10% original issue discount (“OID”).

On March 21, 2025, the Sponsor and its designees have now agreed to contribute an amount (the “Revised Contribution Amount”) equal to $30,000 for the entire Extension Period. All funds in the Company’s trust account, including those funds deposited in connection with the Revised Contribution Amount, will be held in an interest-bearing demand deposit account at a bank until the earlier of the consummation of the Company’s initial business combination or liquidation. The Revised Contribution Amount will be deposited in the Company’s trust account promptly at the beginning of the Extension Period.

The Company announced that is has agreed to waive its right to withdraw up to $100,000 of interest from the Company’s trust account to pay dissolution expenses, should the Company ultimately liquidate prior to a business combination (the “Dissolution Expense Waiver”). As a result, the Company will not be able to withdraw up to $100,000 of interest for such dissolution expenses upon liquidation, and such interest will be held in the trust account and no be released until the earliest to occur of (i) the completion of the initial business combination, (ii) the redemption of 100% of the Offering Shares (as defined below) if the Company is unable to complete its initial Business Combination within the Extension, and (iii) the redemption of Public Shares in connection with a vote seeking to amend the provisions of our Charter.

The Company also announced that is has agreed to waive its right to withdraw interest from the Company’s trust account to pay the Company’s tax expenses (the “Tax Expense Waiver”). As a result, the Company will not be able to withdraw interest in order to pay future tax expenses, and such interest will be held in the trust account and not be released until the earliest to occur of (i) the completion of the initial business combination, (ii) the redemption of 100% of the Offering Shares (as defined below) if the Company is unable to complete its initial Business Combination within the Extension, and (iii) the redemption of Public Shares in connection with a vote seeking to amend the provisions of our Charter.

Prior to such announcement, and subsequent to the record date of February 21, 2025, for the Special Meeting, the Company withdrew approximately $23,400 of interest from the trust account for tax expenses.